Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

6. Property and Equipment

Property and equipment are summarized as follows:

	As of December 31,
	2020	2019
Office equipment and computers	$1,341,292	$476,233
Furniture and fixtures	19,997	193,914
Leasehold improvements	345,516	307,550
	1,706,805	977,697
Less accumulated depreciation and amortization	(577,367)	(316,420)
Net property and equipment	$1,129,438	$661,277

Depreciation and amortization expense for the years ended December 31, 2020 and 2019 was $638,796 and $276,791, respectively. Depreciation and amortization expense is included in selling and marketing expenses and general and administrative expenses, as appropriate, on the consolidated statements of operations. No impairment charges have been recorded in the periods presented.